Segment Reporting - Additional Information (Detail) $ in Millions	12 Months Ended
	Jun. 30, 2021 USD ($) Segment	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Disclosure of operating segments [line items]
Number of reportable segment | Segment	4
Goodwill	$ 1,197	$ 1,197
Operating segments [member] | Copper [Member] | Restated balance [member] | Olympic Dam [member]
Disclosure of operating segments [line items]
Goodwill		950	$ 950
Material reconciling items [member] | Restated balance [member]
Disclosure of operating segments [line items]
Deferred tax liabilities		$ 1,021	$ 1,021